Inventories (Details) - USD ($) $ in Millions		Jun. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials and supplies		$ 160	$ 137
Work in process		52	51
Finished goods		208	252
Total	[1]	$ 420	$ 440

[1]	At June 30, 2021 and December 31, 2020, the following amounts from consolidated variable interest entities are included in the respective balance sheet captions above: $4 and $3 of cash and cash equivalents; $4 and $5 of accounts receivable, net; $3 and $2 of inventories; $3 and $4 property, plant and equipment, net; $1 each of operating lease right-of-use assets; $7 and $8 of intangible assets, net; $1 and $2 of accounts payable; $2 and $4 of accrued liabilities; and nil and $2 of current portion of debt. See "Note 5. Variable Interest Entities."